CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Current assets
Cash and cash equivalents	$ 235,734	$ 199,388	$ 225,040
Financial assets	103,514	107,992	9,568
Accounts and other receivable, net	222,629	204,825	143,710
Vessels and equipment classified as held for sale	7,500	15,374	12,528
Inventory	16,308	18,581	20,254
Due from related parties	9,980	0	58,885
Other assets	37,326	16,844	20,989
Total current assets	632,991	563,004	490,974
Non-current assets
Financial assets	36,372	0	2,075
Accounts and other receivable, net	0	17,276	36,536
Vessels and equipment	3,029,415	3,025,716	3,548,501
Advances on newbuilding contracts	127,335	297,100	113,796
Equity-accounted investments	241,731	232,216	208,819
Deferred tax assets	5,153	7,000	9,168
Due from related parties	0	0	949
Other assets	185,521	218,813	185,191
Goodwill	127,113	127,113	127,113
Total non-current assets	3,752,640	3,925,234	4,232,148
Total assets	4,385,631	4,488,238	4,723,122
Current liabilities
Accounts payable and other	302,414	272,618	213,480
Other financial liabilities	198,985	21,697	23,290
Borrowings	362,079	353,238	554,336
Due to related parties	7	21,306	183,795
Total current liabilities	863,485	668,859	974,901
Non-current liabilities
Accounts payable and other	128,671	222,659	264,732
Non-current financial liabilities	144,350	164,511	144,867
Borrowings	2,808,898	2,831,274	2,543,406
Due to related parties	194,628	0	0
Deferred tax liabilities	700	3,133	2,183
Total non-current liabilities	3,277,247	3,221,577	2,955,188
Total liabilities	4,140,732	3,890,436	3,930,089
EQUITY
Accumulated other comprehensive income	4,071	4,410	7,361
Non-controlling interests in subsidiaries	17,890	29,794	40,339
Total equity	244,899	597,802	793,033
Total liabilities and equity	4,385,631	4,488,238	4,723,122
Limited partners | Common units
EQUITY
Issued capital	0	169,737	350,088
Limited partners | Class A common units
EQUITY
Issued capital	(2,505)	0	0
Limited partners | Class B common units
EQUITY
Issued capital	(157,897)	0	0
Limited partners | Preferred units
EQUITY
Issued capital	376,512	384,274	384,274
General partner
EQUITY
Issued capital	$ 6,828	$ 9,587	$ 10,971